SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED	12 Months Ended
Aug. 31, 2020
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

BALANCE SHEET

(Amounts in thousands)

	As of August 31,	As of August 31,
	2019	2020
	RMB	RMB	USD
			Note 2(g)
ASSETS
Current assets
Cash and cash equivalents	1,496,959	220,523	32,205
Restricted cash	—	1,027,110	150,000
Amounts due from subsidiaries and VIEs	2,172,665	2,514,030	367,151
Amounts due from related parties	7	7	1
Other receivables, deposits and other assets	64,384	69,876	10,206
Short-term investments	221,670	13,695	2,000
Total current assets	3,955,685	3,845,241	561,563
Investment in subsidiaries and VIEs	883,559	1,029,229	150,309
Long-term investments	14,711	—	—
Total non-current assets	898,270	1,029,229	150,309
TOTAL ASSETS	4,853,955	4,874,470	711,872
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	23,475	19,970	2,916
Amounts due to subsidiaries and VIEs	11	97,957	14,306
Non-current liabilities
Other non-current liabilities	3,033	1,244	182
Bond payable	2,106,000	2,017,369	294,618
TOTAL LIABILITIES	2,132,519	2,136,540	312,022
EQUITY
Share capital (US$0.00001 par value; 120,585,274 shares issued and outstanding as of August 31, 2019, 119,488,962 shares issued and outstanding as of August 31, 2020)	8	8	1
Additional paid-in capital	2,105,189	1,854,262	270,798
Accumulated other comprehensive income	78,955	185,371	27,072
Retained earnings	537,284	698,289	101,979
TOTAL EQUITY	2,721,436	2,737,930	399,850
TOTAL LIABILITIES AND EQUITY	4,853,955	4,874,470	711,872

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF OPERATIONS COMBINED AND COMPREHENSIVE INCOME FOR THE YEARS ENDED AUGUST 31, 2020

(Amounts in thousands)

	2018	2019	2020
	RMB	RMB	RMB	USD
				Note 2(g)
Other operating income	1,590	1,670	2,147	314
Selling, general and administrative expenses	(34,753)	(58,025)	2,805	410
Other expenses	(49)	(60,612)	(26)	(4)
Interest income, net	21,249	17,482	8,792	1,284
Investment income	—	7,373	1,617	236
Equity in earnings of subsidiaries and VIEs	258,932	333,211	145,670	21,273
Net income	246,969	241,099	161,005	23,513
Other comprehensive income	112,264	3,185	106,416	15,542
Comprehensive income	359,233	244,284	267,421	39,055

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	2018	2019	2020
	RMB	RMB	RMB	USD
				Note 2
Cash flows from operating activities
Net income for the year	246,969	241,099	161,005	23,513
Share-based compensation	29,061	51,664	(10,631)	(1,553)
Investment income	—	(7,373)	(211)	(31)
Finance costs	—	18,908	12,288	1,795
Equity in earnings of subsidiaries and VIEs	(258,932)	(333,211)	(145,670)	(21,273)
Other receivables, deposits and other assets	(2,131)	(60,380)	(3,050)	(445)
Accrued expenses and other current liabilities	903	(3,857)	(3,572)	(522)
Amounts due to subsidiaries and VIE	—	11	100,209	14,635
Other non-current assets and liabilities	4,654	(1,621)	(1,789)	(261)
Amounts due from subsidiaries and VIE	(378,388)	(1,727,903)	(254,001)	(37,095)
Amounts due from related parties	—	(7)	—	—
Net cash used in operating activities	(357,864)	(1,822,670)	(145,422)	(21,237)

Cash flows from investing activities
Purchase of investments	(190,920)	(13,416)	—	—
Proceed from redemption of investments upon maturity	—	—	213,860	31,232
Net cash used in investing activities	(190,920)	(13,416)	213,860	31,232

Cash flows from financing activities
Dividend to shareholders	—	—	(184,238)	(26,906)
Proceeds from follow-on offering	1,151,702	—	—	—
Repurchase of ordinary shares	(108,938)	(417,149)	(56,058)	(8,187)
Proceeds from issuance of bonds	—	2,069,160	—	—
Issuance cost of bonds	—	(32,971)	—	—
Proceeds on exercise of stock options	—	858	—	—
Repurchase of bonds	—	—	(10,659)	(1,557)
Net cash provided by/ (used in) financing activities	1,042,764	1,619,898	(250,955)	(36,650)
Net change in cash and cash equivalents	493,980	(216,188)	(182,517)	(26,655)
Cash, cash equivalents and restricted cash at beginning of the year	1,094,979	1,702,804	1,496,959	218,617
Effect of exchange rate changes on cash and cash equivalents	113,845	10,343	(66,809)	(9,757)
Cash, cash equivalents and restricted cash at end of the year	1,702,804	1,496,959	1,247,633	182,205

Note to Schedule 1

(In thousands)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of August 31, 2020, RMB 1,935,267 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended August 31, 2018, 2019 and 2020.

1.Basis of preparation

The condensed financial statements of the Company has been prepared using the same accounting policies as set out in its financial statements, except that the Company has used the equity method to account for its subsidiaries and its variable interest entities. Accordingly, the condensed financial information presented herein represents the financial information of the Company.

Detailed footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, the condensed financial statements of the Company should be read in conjunction with the notes to the accompanying financial statements of the Group.

2. Convenience translation

Translations of balances in condensed financial information of parent company balance sheets, statements of operations statements of comprehensive income and statements of cash flows from RMB into US dollars as of and for the year ended August 31, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8474, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on August 31, 2020, or at any other rate.